RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The Company had the following related party transactions included in Receivables and other current assets and in Assets classified as held for sale in the Consolidated balance sheets prior to the sale of its interest in Sadiola (note 11):

		Years ended December 31,
	Notes	2020	2019
Sadiola and Yatela (Non-interest bearing)
Balance, beginning of the year		$—	$0.1
Advances		0.1	0.2
Repayments		(0.1)	(0.3)
Balance, end of the year		$—	$—
Sadiola Sulphide Project (LIBOR plus 2%)[1]
Balance, beginning of the year		$—	$14.0
Repayments		—	(4.0)
Reclassified to assets held for sale	11	—	(10.0)
Balance, end of the year		$—	$—
1 These advances were part of an extended loan agreement, reached in the fourth quarter of 2016, for the Sadiola Sulphide Project, and are to be repaid on the earlier of December 31, 2020 or, at such time as Sadiola has sufficient free cash flow.
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2020	2019
Salaries and other benefits	$5.7	$5.6
Retirement benefits	6.1	—
Share-based payments	2.5	5.1
	$14.3	$10.7